UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   3-31-05

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            04-21-05

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              28

Form 13F Information Table Value Total:                          474,198
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                      FORM 13F INFORMATION TABLE

                                                               SHRS OR
                                                               PRN AMT;
                             TITLE                             SH/PRN;
        NAME OF ISSUE       OF CLASS     CUSIP      (X$1000)   PUT/CALL   DISCRETION MANAGERS   VOTING AUTHORITY
                                                                                              SOLE   SHARED   NONE
Affiliated Managers Group      Com     008252108      28,174   454,204SH   SOLE      N/A      311,740  0     142,464
Allied Cap Corp New            Com     01903Q108      20,517   786,093SH   SOLE      N/A      552,933  0     233,160
American Capital Strategies    Com     024937104      22,264   708,834SH   SOLE      N/A      501,814  0     207,020
Ambac Finl Group Inc           Com     023139108      24,835   332,238SH   SOLE      N/A      231,308  0     100,930
Commerce Bancorp Inc NJ        Com     200519106      23,412   721,050SH   SOLE      N/A      501,160  0     219,890
Countrywide Financial Corp     Com     222372104      41,872 1,289,970SH   SOLE      N/A      879,967  0     410,003
Exxon Mobil Corp               Com     30231G102         318     5,328SH   SOLE      N/A            0  0       5,328
Fidelity Natl Finl Inc         Com     316326107      19,855   602,770SH   SOLE      N/A      416,100  0     186,670
General Growth Pptys           Com     370021107       8,570   251,320SH   SOLE      N/A      190,630  0      60,690
Gladstone Capital Corp         Com     376535100       4,585   216,083SH   SOLE      N/A      150,063  0      66,020
Gladstone Coml Corp            Com     376536108       1,355    82,450SH   SOLE      N/A       72,930  0       9,520
HCC Ins. Hldgs Inc             Com     404132102      15,168   419,470SH   SOLE      N/A      302,720  0     116,750
Intrawest Corporation        Com New   460915200      19,307 1,009,251SH   SOLE      N/A      696,341  0     312,910
iStar Finl Inc                 Com     45031U101      18,968   460,612SH   SOLE      N/A      332,042  0     128,570
JPMorgan & Chase & Co          Com     46625H100      14,698   424,789SH   SOLE      N/A      300,339  0     124,450
Kimco Realty Corp              Com     49446R109      15,933   295,596SH   SOLE      N/A      203,341  0      92,255
Kinder Morgan Inc Kans         Com     49455P101      29,842   394,220SH   SOLE      N/A      272,450  0     121,770
Level 3 Communications Inc     Com     52729N100       6,615 3,211,020SH   SOLE      N/A     2,153,83  0   1,057,190
MBIA Inc                       Com     55262C100      21,151   404,573SH   SOLE      N/A      280,247  0     124,326
Nabors Industries Ltd          Shs     G6359F103      22,508   380,593SH   SOLE      N/A      262,416  0     118,177
NCI Building Sys Inc           Com     628852105      13,833   358,369SH   SOLE      N/A      250,442  0     107,927
Palm Harbor Homes              Com     696639103       6,067   373,115SH   SOLE      N/A      251,697  0     121,418
Radian Group Inc               Com     750236101      26,803   561,446SH   SOLE      N/A      383,637  0     177,809
SL Green Rlty Corp             Com     78440X101       2,141    38,076SH   SOLE      N/A       27,486  0      10,590
Suncor Energy Inc              Com     867229106       9,875   245,580SH   SOLE      N/A      177,100  0      68,480
Triad Gty Inc                  Com     895925105      21,247   403,862SH   SOLE      N/A      283,334  0     120,528
UTStarcom Inc                  Com     918076100       7,428   678,390SH   SOLE      N/A      465,420  0     212,970
Wells Fargo & Co New           Com     949746101      26,857   449,112SH   SOLE      N/A      232,397  0     216,715
